Cost of Sales	12 Months Ended
Dec. 31, 2018
Cost of Sales [abstract]
Cost of Sales

25.   Cost of Sales

	Year ended December 31, 2018
	Caylloma	San Jose	Total
Direct mining costs	$38,788	$60,860	$99,648
Salaries and benefits	7,303	5,889	13,192
Workers' participation	1,726	4,438	6,164
Depletion and depreciation	12,222	32,251	44,473
Royalties	218	3,030	3,248
	$60,257	$106,468	$166,725

	Years ended December 31, 2017
	Caylloma	San Jose	Total
Direct mining costs	$35,476	$58,187	$93,663
Salaries and benefits	6,013	5,286	11,299
Workers' participation	1,545	5,805	7,350
Depletion and depreciation	9,175	32,929	42,104
Royalties	1,283	2,852	4,135
	$53,492	$105,059	$158,551